NON OPERATING INCOME AND EXPENDITURE (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
NON OPERATING INCOME AND EXPENDITURE
Net profit on disposal of plant and equipment					$ 52,188
Research and development tax incentive	$ 856,707		$ 299,351		253,159
Export Marketing & Development Grant			126,907
Interest income	25,794		15,218		38,765
Other income	137,268
Total non operating income and expenditure	$ 1,019,769	$ 1,019,769	$ 441,476	$ 441,476	$ 344,112	$ 344,112